Share Capital	3 Months Ended
Mar. 31, 2025
Disclosure of classes of share capital [abstract]
Share Capital

Note 8—Share Capital

The share capital of Ascendis Pharma A/S consists of 60,970,565 fully paid shares at a nominal value of DKK 1, all in the same share class, and which includes 597,055 ordinary shares represented by ADSs held by Ascendis Pharma A/S. For the three months ended March 31, 2025, the share capital was increased with 281,078 number of shares.